Basic and Diluted Net Income/(Loss) Per Share - Schedule of Computation of Basic and Diluted Net Income/(Loss) Per Share (Details) - USD ($)	9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share of common stock:
Net Income / (Loss) for the period	$ 185,935,769		$ 5,426,409		$ 710,458	$ (36,798,419)
Preferred stock dividend	(1,297,350)		(125,187)
Net Income / (Loss) for the period – basic	$ 184,638,419		$ 5,301,222
Weighted average number of shares of common stock - basic (in Shares)	4,236,733	[1]	21,428	[1]	64,067	19,077
Net Income / (Loss) per share of common stock - basic (in Dollars per share)	$ 43.58		$ 247.4		$ 0.98	$ (1,928.94)
Diluted earnings per share of common stock:
Net Income / (Loss) for the period - basic	$ 184,638,419		$ 5,301,222
Change in fair value of dilutive convertible notes			(17,801,538)
Change in fair value of dilutive warrants			(1,794,334)
Net Income / (Loss) for the period - diluted	$ 184,638,419		$ (14,294,650)
Weighted average number of shares of common stock - basic (in Shares)	4,236,733	[1]	21,428	[1]	64,067	19,077
Weighted average number of shares of common stock - diluted (in Shares)	4,236,733	[1]	228,991	[1]	353,887	19,077
Net Income / (Loss) per share of common stock - diluted (in Dollars per share)	$ 43.58		$ (62.42)		$ (39.46)	$ (1,928.94)
Conversion of Convertible Notes into Common Stock [Member]
Diluted earnings per share of common stock:
Conversion of Common Stock (in Shares)			190,977
Conversion of Warrants into Common Stock [Member]
Diluted earnings per share of common stock:
Conversion of Common Stock (in Shares)			16,586

[1]	Includes 5,000 prepaid warrants for the nine month period ended September 30, 2025.